Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2019
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
8.	Financial Instruments and Fair Value Disclosures:

The principal financial assets of the Company consist of cash at banks, restricted cash, trade accounts receivable and amounts due from related party. The principal financial liabilities of the Company consist of trade accounts payable and long-term debt (including related party debt).

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

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Cash and cash equivalents, restricted cash, trade accounts receivable, amounts due from related party and trade accounts payable: The carrying values reported in the accompanying consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term maturity nature. Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short term maturities. The carrying value approximates the fair market value for interest bearing cash classified as restricted cash, non-current and is considered Level 1 item of the fair value hierarchy. The carrying value of these instruments is separately reflected in the accompanying consolidated balance sheets.

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Long-term debt: The $11.0 Million Alpha Bank Financing discussed in Note 6, has a recorded value which is a reasonable estimate of its fair value due to its variable interest rate and is thus considered a Level 2 item in accordance with the fair value hierarchy as LIBOR rates are observable at commonly quoted intervals for the full terms of the loans. The fair value of the fixed interest bearing $5.0 Million Term Loan Facility, discussed in Note 3, determined through Level 2 inputs of the fair value hierarchy (quoted prices for identical or similar assets and liabilities in markets that are not active), approximates its recorded value as of December 31, 2019.

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition.

Derivative financial instruments: The Company is exposed to changes in the spot market rates associated with the deployment of its vessels and its objective is to manage the impact of such changes in its earnings and cash flows. In this respect, during the period from December 13, 2016 to September 30, 2017, the Company engaged in a series of forward freight agreements (FFAs) to manage its exposure to spot market rate fluctuations. The FFAs which had not been renewed upon maturity, were used as economic hedge agreements and did not meet hedge accounting criteria, therefore, changes in their fair value were recorded in earnings. During the period from December 13, 2016 to September 30, 2017, the Company realized a gain of $475,530 which is separately reflected as "Gain on derivative financial instruments" in the accompanying consolidated statements of comprehensive income. As of December 31, 2019 and 2018, the Company did not have any derivative instruments in place to manage such fluctuations.